Tidal Trust III

234 West Florida Street, Suite 700

Milwaukee, WI 53204

October 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Impact Shares NAACP Minority Empowerment ETF and Impact Shares Women’s Empowerment ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 28, 2026, and filed electronically as Post-Effective Amendment No. 209 to the Trust’s Registration Statement on Form N-1A on October 26, 2026.

If you have any questions or require further information, please contact Katie Mason at (262) 274-7513 or kmason@tidalfg.com.

Sincerely,

/s/ Katie Mason
Katie Mason
Senior Counsel
Tidal Investments LLC, on behalf of Tidal Trust III